Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Previously Reported [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Schedule of Changes in Asset Retirement Obligation	The following table summarizes the changes in the Company’s asset retirement obligation for period below:
	For the Year Ended December 31,
	2023	2022
Asset retirement obligations – beginning of year	$714,315	$672,817
Accretion expense	44,058	41,498
Asset retirement obligations – end of year	$758,373	$714,315